Convertible Note (Tables)	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of net carrying amount of the liability component convertible Note
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note	$5,275,000	(1,772,350)	$3,502,650

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note – equity portion	$1,095,390	182,743	$912,647

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note	$20,322	11,734	$32,056